Details of Significant Accounts - Share-based payment - Black-Scholes option-pricing model (Details) - Share Incentive Plan	12 Months Ended
Dec. 31, 2022 Y $ / shares
Share-based payment arrangements
Stock price (in dollars)	$ 5.39
Exercise price (in dollars)	$ 3.95
Expected price volatility	53.75%
Expected option life | Y	3.88
Expected dividends	0.00%
Risk-free interest rate	1.46%
Fair value per unit (in dollars)	$ 0.4893